Other Post-Employment Benefits (Tables)	12 Months Ended
Mar. 31, 2024
Statement [Line Items]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Table Text Block]
The principal assumptions used for the purposes of the actuarial valuations were as follows:

Year ended,	March 31, 2024	March 31, 2023 1	March 31, 2023 2

Assumptions for determination of defined benefit cost:

Defined obligation and past service cost	4.85%	4.25%	4.73%

Net interest cost	4.94%	3.86%	4.50%

Current service cost	5.05%	4.35%	4.85%

Interest cost on current service cost	5.00%	4.18%	4.71%

Discount rate for determination of defined benefit obligation	4.98%	4.98%	4.98%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Ultimate rate of compensation increase	3.00% per annum until 2027 2.00% thereafter	3.00% per annum until 2027 2.00% thereafter	3.00% per annum until 2027 2.00% thereafter

Mortality	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B
1
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
2
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023 and past service cost as of August 1, 2022

Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Other Comprehensive income Loss Explanatory
The amounts recognized in the consolidated statements
of
other comprehensive income in respect of these other post-employment benefit plans are presented below:

Year ended,	March 31, 2024	March 31, 2023

Amounts recognized in other comprehensive income, were as follows:

Actuarial loss (income) on accrued post employment benefit liability	$3.3	$(22.8)

Summary of Financial Position in Respect of its Other Post-Retirement Benefit Plans
The components of amounts recognized in the consolidated statements of net income in respect of the defined benefit plans are presented below:

Year ended,	March 31, 2024	March 31, 2023

Amounts recognized in net income were as follows:

Current service cost	$16.8	$16.5

Past service cost	-	49.5

Net interest cost	8.6	7.3

	$25.4	$73.3

Defined benefit costs recognized in:

Cost of sales	$15.2	$59.4

Administrative and selling expenses	1.6	6.6

Interest on pension liability	8.6	7.3

	$25.4	$73.3

Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity
Reconciliation of the amounts recognized in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) immediately recognized, net of tax

Balance at March 31, 2022	$(138.8)	$(0.3)	$(139.1)

Actuarial loss immediately recognized	9.0	-	9.0

Balance at March 31, 2023	$(129.8)	$(0.3)	$(130.1)

Actuarial loss immediately recognized	46.3	-	46.3

Balance at March 31, 2024	$(83.5)	$(0.3)	$(83.8)

Summary of Continuities of the Defined Benefit Plan Assets and Obligations
Continuities of the other post-employment benefit plan assets and obligations are as follows:

Year ended,	March 31, 2024	March 31, 2023

Movements in the present value of the post-employment benefit plan assets were as follows:

Fair value of plan assets at beginning of year	$-	$-

Employer contributions	10.4	10.8

Benefits paid	(10.4)	(10.8)

Fair value of plan assets at end of the year

March 31, 2024 and March 31, 2023, respectively	$-	$-

Movements in the present value of the other post-employment benefit obligation were as follows:

Defined benefit obligation at the beginning of the year	$222.9	$239.8

Current service cost	3.0	3.0

Interest cost	10.7	9.9

Past service cost	-	3.8

Actuarial losses (gains) arising from financial assumptions	5.5	(20.7)

Actuarial gains from experience adjustments	(2.2)	(2.1)

Benefits paid	(10.4)	(10.8)

Defined benefit obligation at end of the year

March 31, 2024 and March 31, 2023, respectively	$229.5	$222.9

Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

Year ended,	March 31, 2024	March 31, 2023

Effect of change in discount rate assumption

One percentage point increase	$(123.1)	$(118.5)

One percentage point decrease	$147.4	$141.8

Effect of change in salary scale

One percentage point increase	$17.4	$18.8

One percentage point decrease	$(15.9)	$(17.0)

Effect of change in mortality assumption

Set forward one year	$33.1	$31.5

Set back one year	$(34.0)	$(32.4)

Other Post Employment Benefits [Member]
Statement [Line Items]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Table Text Block]
The principal assumptions used for the purposes of the actuarial valuations were as follows:

Year ended,	March 31, 2024	March 31, 2023 1	March 31, 2023 2

Assumptions for determination of defined benefit cost:

Discount rate

Defined benefit obligation	5.04%	4.31%	4.79%

Current service cost	5.07%	4.46%	4.88%

Interest cost on benefit obligation	4.95%	4.01%	4.59%

Interest cost on current service cost	5.07%	4.42%	4.86%

Health care cost immediate trend rate	4.96%	5.00%	4.99%

Assumptions for determination of defined benefit obligation:

Effective discount rate	4.85%	4.79%	5.04%

Health care cost immediate trend rate	4.90%	4.99%	4.96%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Health care cost ultimate trend rate	4.00%	4.00%	4.00%

Year ultimate health care cost trend rate reached	2040	2040	2040

Salary Increases per annum	2.00%	2.00%	2.00%

Mortality	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B
1
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
2
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023

Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Income Loss Explanatory

The components of amounts recognized
in
the consolidated statements
of
net income in respect of the other post-employment benefit plans are presented below:

Year ended,	March 31, 2024	March 31, 2023

Amounts recognized in net income were as follows:

Current service cost	$3.0	$3.0

Past service cost	-	3.8

Net interest cost	10.7	9.9

	$13.7	$16.7

Post employment benefit costs recognized in:

Cost of sales	$2.6	$6.0

Administrative and selling expenses	0.4	0.8

Interest on pension liability	10.7	9.9

	$13.7	$16.7

Summary of Financial Position in Respect of its Other Post-Retirement Benefit Plans
The amounts included in the consolidated statements
of
financial position arising from the Company’s obligation in respect of its other post-retirement benefit plans were as follows:

As at,	March 31, 2024	March 31, 2023

Present value of post-employment benefit obligation	$229.5	$222.9

Fair value of plan assets	-	-

Accrued other post-employment benefit obligation	$229.5	$222.9

Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity
Reconciliation of the amounts recognized in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) loss immediately recognized, net of tax

Balance at March 31, 2022	$(54.0)	$-	$(54.0)

Actuarial gain immediately recognized	(22.8)	-	(22.8)

Balance at March 31, 2023	$(76.8)	$-	$(76.8)

Actuarial gain immediately recognized	3.3	-	3.3

Balance at March 31, 2024	$(73.5)	$-	$(73.5)

Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions
The sensitivity of the other post-employment benefit obligation to changes in the discount rate, health care cost trend rate and mortality assumptions are as follows:

Year ended,	March 31, 2024	March 31, 2023

Effect of change in discount rate assumption

One percentage point increase	$(26.4)	$(25.2)

One percentage point decrease	$33.2	$31.7

Effect of change in health care cost trend rates

One percentage point increase	$27.9	$25.8

One percentage point decrease	$(24.2)	$(22.2)

Effect of change in mortality assumption

Set forward one year	$8.6	$8.3

Set back one year	$(8.5)	$(8.1)